TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets (liabilities)
The components of the Company’s net deferred tax assets (liabilities) at December 31, 2019 and 2018 were as follows:

	December 31
	2019	2018
Deferred tax assets in respect of:

Carryforward losses on Marketable securities	200	-
Subsidiary net operating loss	362	291
Other temporary differences	431	353
Share-based compensation	1,268	956
Total deferred tax asset before valuation allowance	2,261	1,600
Valuation allowance	(362)	(291)
Total deferred tax asset	1,899	1,309
Deferred tax lability in respect to other comprehensive income	(37)	(11)
Total deferred tax liability	(37)	(11)
Deferred tax asset, net	1,862	1,298

Schedule of Reconciliation of Theoretical Provision For Income Tax
Following is a reconciliation of the theoretical provision for income tax, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax on income:

	Year ended December 31
	2019	2018	2017

Income before taxes on income	62,041	23,625	9,799
Theoretical tax expenses at the statutory rate of InMode	23%	23%	24%
	14,270	5,434	2,352
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(13,844)	(5,162)	(2,256)
Different effective tax rates applicable to the Subsidiaries	49	53	87
Changes in tax rate in the United States	-	-	406
Valuation allowance	60	91	119
Uncertain tax position	723	771	-
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	(437)	73	247
Previous year	62	-	25
	883	1,260	980

Summary of open tax years
A summary of open tax years by jurisdictions is presented below:

Jurisdiction	Years
Israel	2014-2019
The United States	2016-2019
Japan	2015-2019
United Kingdom	2015-2019
Canada	2015-2019
China	2016-2019
Spain	2018-2019
India	2019
Australia	2019

Schedule of Income Before Income Taxes
Income before income taxes is composed of the following:
	Year ended December 31
	2019	2018	2017

InMode Ltd.	59,320	22,049	9,400
Subsidiaries outside Israel	2,721	1,576	399
	62,041	23,625	9,799

Schedule of Tax Expenses
Tax expenses:

	Year ended December 31
	2019	2018	2017
Current:
Israel	500	3	-
Subsidiaries	910	1,850	1,535
	1,410	1,853	1,535
Previous year:
Israel	62	-	25
	62	-	25
Deferred:
Israel	(200)	(94)	-
Subsidiaries	(389)	(499)	(580)
	(589)	(593)	(580)
Total taxes on income	883	1,260	980

Schedule of Unrecognized Tax Benefits
The following table summarizes the activity of the Company unrecognized tax benefits:

	Year ended December 31
	2019	2018

Balance at January 1	771	-
Increase in uncertain tax positions for the current year	723	771
Balance at December 31	1,494	771